Stockholders' Equity - Common Stock (Details) - Deerfield Healthcare Technology Acquisitions Corp - USD ($)		3 Months Ended	8 Months Ended
	Jul. 21, 2020	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	May 31, 2020
Common Stock
Temporary Equity, Carrying Amount, Attributable to Parent		$ 116,281,625	$ 106,979,970
Class A common stock
Common Stock
Common shares, shares authorized (in shares)		100,000,000	100,000,000
Common shares, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding		2,746,838	3,677,003
Common shares, outstanding including shares subject to possible redemption		14,375,000	14,375,000
Common stock, shares subject to possible redemption			13,174,412
Temporary Equity, Shares Outstanding			10,697,997
Number of common stock issuable pursuant to Initial Business Combination, as a percent of outstanding shares		20.00%	20.00%
Class A common stock subject to possible redemption
Common Stock
Temporary Equity, Carrying Amount, Attributable to Parent			$ 106,979,970	$ 127,082,320
Temporary Equity, Shares Outstanding		11,628,162	10,697,997
Class B common stock
Common Stock
Common shares, shares authorized (in shares)		10,000,000	10,000,000
Common shares, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding		3,593,750	3,593,750
Common shares, votes per share		$ 1	$ 1
Number of shares subject to forfeiture (in shares)	468,750	468,750	468,750
Number of Class A common stock issued upon conversion of each share (in shares)		1	1